Loans and Allowance for Loan Losses - Loans Pledged (Details) $ in Millions	Dec. 31, 2021 USD ($)
Loans and Leases Receivable Disclosure [Abstract]
Amount of loans pledged as collateral to the Federal Home Loan Bank	$ 548.1